October 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Partners Inc.

(File Nos. 333-32575; 811-08319)

Ladies and Gentlemen:

On behalf of ING Partners Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 18, 2012, to the Adviser and Service Class, Initial Class, and Service 2 Class Prospectuses for ING Thornburg Value Portfolio each dated April 30, 2012.

The purpose of the filing is to submit the 497(e) filing dated September 18, 2012 in XBRL for the ING Thornburg Value Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com